Trade and other receivables	12 Months Ended
Dec. 31, 2021
Trade and other receivables
Trade and other receivables

16 Trade and other receivables

	December 31,
	2021	2020
	$	$
Trade receivables, net of loss allowance	47,041,538	22,990,727
Deposit	955,854	314,715
Prepayments	6,450,343	578,075
Other receivables	411,559	798,772
	54,859,294	24,682,289

All of the trade and other receivables are expected to be recovered or recognized as expense within one year.

Trade receivables are due within 30 to 60 days from the date of billing. Further details on the Group’s credit policy are set out in note 29(a).